Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies

27.	Commitments and contingencies

Contractual obligations and commitments as of December 31, 2021

	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	1,085	2,252	3,337
1 – 3 years	6	1,049	1,055
4 – 5 years	—	—	—
More than 5 years	—	—	—
Total	1,091	3,301	4,392

During 2021, the Company executed various agreements including in-licensing and similar arrangements with development partners (note 13). Such agreements may require the Company to make payments on achievement of stages of development, launch or revenue milestones, although the Company generally has the right to terminate these agreements at no penalty. The Company recognizes research and development milestones as an intangible asset once it is committed to the payment, which is generally when the Company reaches a set point in the development cycle.

Based on the closing exchange rates at December 31, 2021, the Company expects to pay $3,301, including $3,124 (€2.8 million), and $177 (£0.1 million), in R&D contracts and up to $8,937, including $7,386 (€6.5 million) and $1,551 (£1.2 million), in R&D milestone payments and up to $32,942, including $31,255 (€27.6 million) and $1,687 (£1.3 million), in revenue related milestone payments. The table below contains all potential R&D and revenue-related milestone payments that the Company may be required to make under such agreements:

	Future potential R&D milestone payments	Future potential revenue milestone payments	Total
	$	$	$
Less than 1 year	28	—	28
1 – 3 years	113	—	113
4 – 5 years	927	—	927
More than 5 years	7,869	32,942	40,811
Total	8,937	32,942	41,879

The table excludes any payments already capitalized in the consolidated statement of financial position. The future payments that are disclosed represent contract payments and are not discounted and are not risk-adjusted. The development of any pharmaceutical product candidates is a complex and risky process that may fail at any stage in the development process due to a number of factors. The timing of the payments is based on the Company’s current best estimate of achievement of the relevant milestone.

Securities class action lawsuit

On March 9, 2020, the Company settled the previously disclosed class-action lawsuit against it pending in the US District Court for the District of New Jersey. This settlement was approved by the US District Court for the District of New Jersey on June 3, 2021. The settlement payment was funded entirely by the Company’s insurers. As no appeals were filed within the 30-day appeal period, this matter is fully and finally settled.